Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($) Segment	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 China [Member] Autohome WFOE [Member]	Dec. 31, 2012 China [Member] Autohome WFOE [Member]	Dec. 31, 2013 China [Member] Autohome Shanghai Advertising Co., Ltd. [Member]	Dec. 31, 2013 China [Member] Beijing Autohome Software Co., Ltd. [Member]	Dec. 31, 2013 China [Member] Beijing Autohome Technologies Co., Ltd. [Member]	Dec. 31, 2013 China [Member] Beijing Autohome Advertising Co., Ltd. [Member]	Dec. 31, 2013 China [Member] Guangzhou Autohome Advertising Co., Ltd. [Member]	Dec. 31, 2013 China [Member] Beijing Autohome Information Technology Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2012 China [Member] Beijing Autohome Information Technology Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2013 China [Member] Beijing Shengtuo Autohome Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2012 China [Member] Beijing Shengtuo Autohome Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2013 China [Member] Beijing Shengtuo Hongyuan Information Technology Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2012 China [Member] Beijing Shengtuo Hongyuan Information Technology Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2013 China [Member] Beijing Shengtuo Chengshi Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2012 China [Member] Beijing Shengtuo Chengshi Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2013 China [Member] Shanghai Youche Youjia Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2012 China [Member] Shanghai Youche Youjia Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2013 China [Member] Guangzhou Youche Youjia Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2012 China [Member] Guangzhou Youche Youjia Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2013 Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Exchange rate	6.0537	6.0537
Original maturity period, time deposits.																								3 months
Loan facility repayment date	Dec. 27, 2013	Dec. 27, 2013
Restrictions removal date	Feb. 20, 2014	Feb. 20, 2014
Goodwill, impairment loss	$ 0	0	0
Long-lived assets, impairment charge	0	0	0	0
Recorded rebates to advertising agencies companies	38,181,000	231,136,000	153,388,000	109,573,000
Value added tax rate					6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Advertising expenditures	14,239,000	86,198,000	37,858,000	18,830,000
Product development expenses capitalized	0	0	0	0
Minimum percentage of estimated remaining economic life, Capital lease classification requirement	75.00%	75.00%
Minimum percentage of net present value of minimum lease payments over the fair value of leased property	90.00%	90.00%
Number of operating segment	1	1
Total expenses for employee benefits	$ 3,867,000	23,410,000	13,666,000	9,717,000